Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			$ 56,556	$ 39,739
Deferred tax liabilities			(76,055)	(60,654)
Net deferred tax liabilities			(19,499)	(20,915)
Net deferred tax liabilities	$ (19,499)	$ (20,915)	(19,499)	(20,915)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	20,915	31,444
Deferred income tax (recovery) expense through income statement	(1,416)	(12,456)
Deferred income tax expense through equity		1,927
Ending balance	$ 19,499	$ 20,915
Reclamation and closure cost obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			13,080	9,530
Carried forward tax loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			17,729	14,020
Accounts payable and accrued liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			16,437	7,731
Deductibility of resource taxes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			3,414	3,140
Lease obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			5,769	5,317
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			127	1
Mineral Properties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			(55,134)	(44,825)
Mining and foreign withholding taxes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			(4,862)	(5,281)
Equipment and Building [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			(1,928)	(3,621)
Convertible Debentures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			(1,544)	(1,857)
Inflation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			(11,210)	(4,939)
Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			$ (1,377)	$ (131)